Note 9 - Property, Plant and Equipment, Net - Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, plant and equipment, gross	$ 127,097	$ 124,490
Accumulated depreciation	(78,669)	(76,611)
Property, plant and equipment, net	48,428	47,879
Land [Member]
Property, plant and equipment, gross	130	115
Building and Building Improvements [Member]
Property, plant and equipment, gross	16,408	19,385
Machinery and Equipment [Member]
Property, plant and equipment, gross	103,445	99,747
Construction in Progress [Member]
Property, plant and equipment, gross	$ 7,114	$ 5,243